Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000093602 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093602 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093602 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093602 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093602 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093602 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093602 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000093602 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000093602 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000093602 | InvestmentType_Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	0.80%
C000093602 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.70%
C000093602 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.70%
C000093602 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000093602 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000093602 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000093602 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093602 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000040026 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040026 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040026 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040026 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040026 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000040026 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000040026 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040026 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000040026 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000040026 | InvestmentType_Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	0.80%
C000040026 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.70%
C000040026 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.70%
C000040026 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000040026 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000040026 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000040026 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000040026 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.90%
C000040026 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222954 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222954 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222954 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222954 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222954 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222954 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222954 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222954 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000222954 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000222954 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000007552 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000007552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000007552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007552 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007552 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%